Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
This section provides information about the relationship between compensation actually paid to our Principal Executive Officer and other named executive officers and certain financial performance measures of our company. For purposes of this section, the amount of compensation actually paid to our Principal Executive Officer and other named executive officers is determined using the valuation methods prescribed by the SEC in Item 402(v) of Regulation S-K. Although the rules describe such amount as compensation actually paid, these amounts are not reflective of the taxable compensation actually paid to our named executive officers in a covered year. As described in more detail below, to determine the amount of compensation actually paid in a covered year, Item 402(v) of Regulation S-K requires that in each covered year we (1) deduct the grant date value of equity awards reported in the Stock Awards or Option Awards columns in the Summary Compensation Table from the Total column in the Summary Compensation Table; (2) add, for awards granted in the covered year, the fair value of the equity awards (i) as of the end of a covered year or (ii) as of the vesting date, as applicable; and (3) add or subtract, for awards granted in, and outstanding at the end of, a prior year (i) the change in the fair value from the end of the prior year to the end of the current year or (ii) from the end of the prior year to the date the awards vest in the covered year, as applicable.
	PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2024	24,291,922	43,550,114	2,425,443	3,749,394	FWONA	200.30	90.83	(2,475)	1,517
					FWONK	208.60
					LSXMA	62.76
					LSXMB	46.26
					LSXMK	59.79
					LLYVA	186.29
					LLYVK	180.63
2023	28,655,193	34,310,721	4,104,109	4,166,004	FWONA	138.19	97.61	962	4,086
					FWONK	142.12
					LSXMA	80.93
					LSXMB	59.15
					LSXMK	77.20
					LLYVA	102.29
					LLYVK	99.23
					BATRA	146.27
					BATRK	142.15
2022	22,363,007	7,979,878	1,935,773	1,489,203	FWONA	122.04	81.00	2,029	3,941
					FWONK	130.06
					LSXMA	81.32
					LSXMB	80.21
					LSXMK	81.28
					BATRA	110.19
					BATRK	109.11
	PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2021	21,575,769	48,418,806	1,773,064	2,770,504	FWONA	135.54	115.71	744	3,481
					FWONK	137.58
					LSXMA	105.19
					LSXMB	105.20
					LSXMK	105.63
					BATRA	96.96
					BATRK	95.13
2020	47,123,063	41,599,984	2,738,499	2,305,483	FWONA	86.77	115.31	(1,391)	2,247
					FWONK	92.68
					LSXMA	89.35
					LSXMB	88.97
					LSXMK	90.38
					BATRA	83.88
					BATRK	84.22

(1)
Our Principal Executive Officer (PEO) for each of the fiscal years indicated was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) for (a) each of the fiscal years 2020, 2021, 2022 and 2023 were Messrs. Malone, Wendling and Albert Rosenthaler (our company’s former Chief Corporate Development Officer) and Ms. Wilm and (b) 2024 were Messrs. Malone and Wendling and Ms. Wilm.

(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2024	24,291,922	(8,731,320)	(1,126,049)	—	—	12,731,550	16,384,011	43,550,114
2023	28,655,193	(7,131,983)	(3,822,432)	—	(458,726)	12,272,955	4,795,713	34,310,721
2022	22,363,007	—	(7,800,250)	—	(14,301,548)	7,718,670	—	7,979,878
2021	21,575,769	(3,954,951)	(3,521,474)	—	25,523,112	8,796,350	—	48,418,806
2020	47,123,063	(8,343,047)	(24,981,192)	17,748,123	(8,070,339)	18,123,375	—	41,599,984
Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Non-PEO NEOs
2024	2,425,443	(598,222)	—	—	819,086	727,827	375,259	3,749,394
2023	4,104,109	(1,772,621)	(603,174)	1,773,120	—	605,132	59,439	4,166,004
2022	1,935,773	(395,466)	—	—	(236,242)	396,740	(211,602)	1,489,203
2021	1,773,064	(388,774)	—	—	919,194	467,020	—	2,770,504
2020	2,738,499	(418,577)	(791,685)	737,071	(219,227)	485,746	(226,345)	2,305,483

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(4)
Represents the cumulative total stockholder return on an initial fixed $100 investment:

(a)
for each covered fiscal year, in each of our Series A and Series C Liberty Formula One common stock (Nasdaq: FWONA, FWONK) from December 31, 2019 through December 31 of each covered fiscal year;

(b)
for each covered fiscal year, in each of our Series A, Series B and Series C Liberty SiriusXM common stock (Nasdaq: LSXMA, LSXMB, LSXMK) from December 31, 2019 through December 31 of each of 2020, 2021, 2022 and 2023 and September 9, 2024 (the date of the Split-Off);

(c)
for 2020, 2021, 2022 and 2023, in each of our former Series A and Series C Liberty Braves common stock (Nasdaq: BATRA, BATRK) from December 31, 2019 through December 31 of each of 2020, 2021 and 2022 and July 18, 2023 (the date our company completed the split-off of Atlanta Braves Holdings); and

(d)
for 2023 and 2024, in each of LLYVA and LLYVK from August 4, 2023 through December 31 of each covered fiscal year.

(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media Index from December 31, 2019 through December 31 of each covered fiscal year.

(6)
Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote
(1)
Our Principal Executive Officer (PEO) for each of the fiscal years indicated was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) for (a) each of the fiscal years 2020, 2021, 2022 and 2023 were Messrs. Malone, Wendling and Albert Rosenthaler (our company’s former Chief Corporate Development Officer) and Ms. Wilm and (b) 2024 were Messrs. Malone and Wendling and Ms. Wilm.

(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

Peer Group Issuers, Footnote
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media Index from December 31, 2019 through December 31 of each covered fiscal year.

PEO Total Compensation Amount	$ 24,291,922	$ 28,655,193	$ 22,363,007	$ 21,575,769	$ 47,123,063
PEO Actually Paid Compensation Amount	$ 43,550,114	34,310,721	7,979,878	48,418,806	41,599,984
Adjustment To PEO Compensation, Footnote
(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2024	24,291,922	(8,731,320)	(1,126,049)	—	—	12,731,550	16,384,011	43,550,114
2023	28,655,193	(7,131,983)	(3,822,432)	—	(458,726)	12,272,955	4,795,713	34,310,721
2022	22,363,007	—	(7,800,250)	—	(14,301,548)	7,718,670	—	7,979,878
2021	21,575,769	(3,954,951)	(3,521,474)	—	25,523,112	8,796,350	—	48,418,806
2020	47,123,063	(8,343,047)	(24,981,192)	17,748,123	(8,070,339)	18,123,375	—	41,599,984
Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Non-PEO NEOs
2024	2,425,443	(598,222)	—	—	819,086	727,827	375,259	3,749,394
2023	4,104,109	(1,772,621)	(603,174)	1,773,120	—	605,132	59,439	4,166,004
2022	1,935,773	(395,466)	—	—	(236,242)	396,740	(211,602)	1,489,203
2021	1,773,064	(388,774)	—	—	919,194	467,020	—	2,770,504
2020	2,738,499	(418,577)	(791,685)	737,071	(219,227)	485,746	(226,345)	2,305,483

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.
(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,425,443	4,104,109	1,935,773	1,773,064	2,738,499
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,749,394	4,166,004	1,489,203	2,770,504	2,305,483
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2024	24,291,922	(8,731,320)	(1,126,049)	—	—	12,731,550	16,384,011	43,550,114
2023	28,655,193	(7,131,983)	(3,822,432)	—	(458,726)	12,272,955	4,795,713	34,310,721
2022	22,363,007	—	(7,800,250)	—	(14,301,548)	7,718,670	—	7,979,878
2021	21,575,769	(3,954,951)	(3,521,474)	—	25,523,112	8,796,350	—	48,418,806
2020	47,123,063	(8,343,047)	(24,981,192)	17,748,123	(8,070,339)	18,123,375	—	41,599,984
Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Non-PEO NEOs
2024	2,425,443	(598,222)	—	—	819,086	727,827	375,259	3,749,394
2023	4,104,109	(1,772,621)	(603,174)	1,773,120	—	605,132	59,439	4,166,004
2022	1,935,773	(395,466)	—	—	(236,242)	396,740	(211,602)	1,489,203
2021	1,773,064	(388,774)	—	—	919,194	467,020	—	2,770,504
2020	2,738,499	(418,577)	(791,685)	737,071	(219,227)	485,746	(226,345)	2,305,483

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.
(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted OIBDA
Total Shareholder Return Vs Peer Group
Tabular List, Table
2024 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures Revenue Adjusted OIBDA Free Cash Flow

Peer Group Total Shareholder Return Amount	$ 90.83	97.61	81	115.71	115.31
Net Income (Loss)	$ (2,475)	$ 962,000,000	$ 2,029,000,000	$ 744,000,000	$ (1,391,000,000)
Company Selected Measure Amount	1,517	4,086,000,000	3,941,000,000	3,481,000,000	2,247,000,000
PEO Name	Mr. Maffei
Total Shareholder Return Amount FWONA	$ 200.3	$ 138.19	$ 122.04	$ 135.54	$ 86.77
Total Shareholder Return Amount FWONK	208.6	142.12	130.06	137.58	92.68
Total Shareholder Return Amount LSXMA	62.76	80.93	81.32	105.19	89.35
Total Shareholder Return Amount LSXMB	46.26	59.15	80.21	105.2	88.97
Total Shareholder Return Amount LSXMK	59.79	77.2	81.28	105.63	90.38
Total Shareholder Return Amount LLYVA	186.29	102.29
Total Shareholder Return Amount LLYVK	$ 180.63	99.23
Total Shareholder Return Amount BATRA		146.27	110.19	96.96	83.88
Total Shareholder Return Amount BATRK		142.15	109.11	95.13	84.22
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Non-GAAP Measure Description
(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					17,748,123
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(458,726)	(14,301,548)	25,523,112	(8,070,339)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,731,550	12,272,955	7,718,670	8,796,350	18,123,375
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,384,011	4,795,713
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,731,320)	(7,131,983)		(3,954,951)	(8,343,047)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,126,049)	(3,822,432)	(7,800,250)	(3,521,474)	(24,981,192)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,773,120			737,071
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	819,086		(236,242)	919,194	(219,227)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	727,827	605,132	396,740	467,020	485,746
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375,259	59,439	(211,602)		(226,345)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(598,222)	(1,772,621)	(395,466)	(388,774)	(418,577)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (603,174)			$ (791,685)